Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Innovator Growth-100 Power Buffer ETF - July
Prospectus [Line Items]
Annual Return [Percent]	15.80%	13.89%	29.56%	(11.41%)	7.42%